Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries	12 Months Ended
Dec. 31, 2023
Tigris Uranium US Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Metamin Enterprises US Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
URI, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Neutron Energy, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Nevada, USA	[1]
Ownership Interest		[1]
Principal Activity	Mineral Exploration	[1]
Functional Currency	USD	[1]
Uranco, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Uranium Resources, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Delaware, USA	[2]
Ownership Interest		[2]
Principal Activity	Mineral Exploration	[2]
Functional Currency	USD	[2]
HRI-Churchrock, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Delaware, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Hydro Restoration Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Delaware, USA	[3]
Ownership Interest		[3]
Principal Activity	Mineral Exploration	[3]
Functional Currency	USD	[3]
Belt Line Resources, Inc. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Texas, USA	[3]
Ownership Interest		[3]
Principal Activity	Mineral Exploration	[3]
Functional Currency	USD	[3]
enCore Energy US Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Nevada, USA
Ownership Interest	100.00%
Principal Activity	Holding Company
Functional Currency	USD
Azarga Uranium Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Powertech (USA) Inc. [Abstract]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	South Dakota, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
URZ Energy Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Ucolo Exploration Corp. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Utah, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
enCore Alta Mesa LLC [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Texas, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Leoncito Plant, LLC [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Texas, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Leoncito Restoration, LLC [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Texas, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Leoncito Project, LLC [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Texas, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources Limited [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources (Hong Kong) Ltd. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Hong Kong
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources USA Company [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	Colorado, USA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD
Azarga Resources Canada Ltd. [Member]
Schedule of Significant Subsidiaries [Line Items]
Place of Incorporation	British Columbia, CA
Ownership Interest	100.00%
Principal Activity	Mineral Exploration
Functional Currency	USD

[1]	Neutron Energy, Inc. was divested in July 2023 (Note 4,9).
[2]	Uranium Resources, Inc. was dissolved during the year.
[3]	Hydro Restoration Corp. and Belt Line Resources, Inc. were divested in April 2023 (Note 4,9).